Taxation - Tax Effects of Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Income tax relating to components of other comprehensive income [abstract]
Gains/losses on equity instruments at fair value through other comprehensive income, Before tax	[1]	€ (4)
Gains/losses on cash flow hedges, Before tax	[1]	32	€ 74
Gains/losses on other financial instruments, Before tax	[1]		(11)
Remeasurements of defined benefit pension plans, Before tax		206	751
Currency retranslation gains/(losses), Before tax		(768)	(723)
Other comprehensive income, Before tax		(534)	91
Gains/losses on equity instruments at fair value through other comprehensive income, Tax (charge)/credit	[1]	0	0
Gains/losses on cash flow hedges, Tax (charge)/credit	[1]	4	(11)
Gains/losses on other financial instruments, Tax (charge)/credit	[1]		(1)
Remeasurements of defined benefit pension plans, Tax (charge)/credit		(64)	(110)
Currency retranslation gains/(losses),Tax (charge)/credit		1	29
Other comprehensive income, Tax (charge)/credit		(59)	(93)
Gains/losses on, Equity instruments at fair value through other comprehensive income, After tax	[1],[2]	(4)
Gains/losses on, Cash flow hedges, After tax	[1],[2]	36	63
Gains/losses on, Other financial instruments, After tax	[1]		(12)
Remeasurements of defined benefit pension plans, After tax		142	641
Currency retranslation gains/(losses), After tax		(767)	(694)
Other comprehensive income, After tax		€ (593)	€ (2)

[1]	Classification has changed following adoption of IFRS 9. See note 1 for further details.
[2]	Classification in 2018 has changed following adoption of IFRS 9. See note 1 for further details.